Cost of delivery services income and other revenues - Summary of cost of other revenues (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cost of delivery services income and other revenues
Delivery cost	¥ 27,316,262	$ 3,906,174	¥ 200,004,561	¥ 131,685,885
Other costs	2,991,187	427,734		711,777
Total	¥ 30,307,449	$ 4,333,908	¥ 200,004,561	¥ 132,397,662